Right of use assets and lease obligations (Tables)	12 Months Ended
Oct. 31, 2023
Right of use assets and lease obligations
Summary of right of use assets

Right of use assets	Total
$
Opening balance, November 1, 2022	30,519
Net additions	9,851
Terminations	(169)
Impairment loss	(590)
Depreciation expense for the period	(8,968)
Balance, October 31, 2023	30,643

Summary of lease liabilities

Lease Liabilities	Total
$
Opening balance, November 1, 2022	33,768
Additions	9,921
Terminations	(163)
Adjustments	96
Cash outflows in the year	(11,065)
Accretion expense for the year ended (Note 17)	2,480
Balance, October 31, 2023	35,037
Current portion	(7,214)
Non-current	27,823